Segment Reporting (Tables) - SK GROWTH OPPORTUNITIES CORPORATION [Member]	12 Months Ended
Dec. 31, 2024
Segment Reporting (Tables) [Line Items]
Schedule of Segment Assets is Reported on the Balance Sheet as Total Assets	The measure of segment assets is reported on the balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:
	December 31,	December 31,
	2024	2023
Trust Account	$112,683,509	$109,573,279
Cash	$169,659	$163,718

Schedule of Segment Reported on the Statement of Operations
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
General and administrative expenses	$2,437,346	$2,151,130
Interest from investments held in Trust Account	$5,605,739	$10,570,325